SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

June 30, 2023 (Unaudited)

Shares		Value

Common Stocks — 95.67%
Communication Services — 1.75%
3,160	Nexstar Media Group, Inc., Class A	$526,298

Consumer Discretionary — 13.54%
20,770	Dana, Inc.	353,090
9,210	Genesco, Inc.*	230,618
24,830	G-III Apparel Group Ltd.*	478,474
2,760	Group 1 Automotive, Inc.	712,356
5,470	Malibu Boats, Inc., Class A*	320,870
3,800	Oxford Industries, Inc.	373,996
6,790	Patrick Industries, Inc.	543,200
11,455	Steven Madden Ltd.	374,464
13,720	Taylor Morrison Home Corp.*	669,125

		4,056,193

Consumer Staples — 3.74%
13,760	Hostess Brands, Inc.*	348,403
3,810	John B Sanfilippo & Son, Inc.	446,799
3,060	MGP Ingredients, Inc.	325,217

		1,120,419

Energy — 7.39%
23,490	Delek US Holdings, Inc.	562,585
23,880	Magnolia Oil & Gas Corp., Class A	499,092
21,110	Par Pacific Holdings, Inc.*	561,737
8,300	PDC Energy, Inc.	590,462

		2,213,876

Financials — 21.67%
4,330	American Financial Group, Inc.	514,187
7,910	AMERISAFE, Inc.	421,761
23,510	Brookline Bancorp, Inc.	205,477
26,900	Columbia Banking System, Inc.	545,532
31,292	Compass Diversified Holdings	678,723
10,860	Independent Bank Group, Inc.	374,996
18,037	Mercantile Bank Corp.	498,182
21,235	Pacific Premier Bancorp, Inc.	439,140
7,610	Pinnacle Financial Partners, Inc.	431,107
4,110	Reinsurance Group of America, Inc.	570,016
17,700	Seacoast Banking Corp. of Florida	391,170
5,170	Stock Yards Bancorp, Inc.	234,563
9,490	TriCo Bancshares	315,068
8,940	United Community Banks, Inc.	223,411
13,170	Veritex Holdings, Inc.	236,138
10,940	WSFS Financial Corp.	412,657

		6,492,128

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

Health Care — 4.81%
6,610	Globus Medical, Inc., Class A*	$393,560
5,920	Lantheus Holdings, Inc.*	496,807
18,680	Maravai LifeSciences Holdings, Inc., Class A*	232,192
4,320	Omnicell, Inc.*	318,254

		1,440,813

Industrials — 16.75%
107,388	ACCO Brands Corp.	559,491
7,810	Arcosa, Inc.	591,764
3,405	Atkore, Inc.*	530,976
5,830	Barrett Business Services, Inc.	508,376
2,864	Builders FirstSource, Inc.*	389,504
19,910	Columbus McKinnon Corp.	809,341
13,096	Ducommun, Inc.*	570,593
13,598	Greenbrier Cos., Inc. (The)	586,074
15,190	Insteel Industries, Inc.	472,713

		5,018,832

Information Technology — 5.58%
5,470	MKS Instruments, Inc.	591,307
5,143	Model N, Inc.*	181,856
4,380	Onto Innovation, Inc.*	510,139
1,560	Super Micro Computer, Inc.*	388,830

		1,672,132

Materials — 6.54%
4,400	Kaiser Aluminum Corp.	315,216
14,979	Koppers Holdings, Inc.	510,784
3,890	Materion Corp.	444,238
2,540	Reliance Steel & Aluminum Co.	689,838

		1,960,076

Real Estate — 10.31%
16,399	Community Healthcare Trust, Inc., REIT	541,495
8,230	CubeSmart, REIT	367,552
34,250	DiamondRock Hospitality Co., REIT	274,342
2,620	EastGroup Properties, Inc., REIT	454,832
9,554	National Storage Affiliates Trust, REIT	332,766
32,960	RLJ Lodging Trust, REIT	338,499
12,350	STAG Industrial, Inc., REIT	443,118
21,011	UMH Properties, Inc., REIT	335,756

		3,088,360

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

Utilities — 3.59%
16,900	Southwest Gas Holdings, Inc.	$1,075,685

Total Common Stocks (Cost $28,547,200)		28,664,812

Exchange Traded Funds — 2.95%
2,150	iShares Russell 2000 Value ETF	302,720
6,960	SPDR S&P Biotech ETF	579,072

Total Exchange Traded Funds (Cost $933,881)		881,792

Investment Company — 1.45%
435,926	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	435,926

Total Investment Company (Cost $435,926)		435,926

Total Investments (Cost $29,917,007) — 100.07%		$29,982,530
Liabilities in excess of other assets — (0.07)%		(21,018)

NET ASSETS — 100.00%		$29,961,512

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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